Note 1 - Summary of Significant Accounting Policies (Q2) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Note 1 - Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Medical segment
Stryker	$362	$1,201	$840	$2,346
Percentage of total medical segment net sales	11%	35%	13%	36%
Percentage of total net sales	9%	30%	11%	31%

	Fiscal Year Ended March 31,
	2014	2013
Medical segment
Stryker	$4,911	$3,052
Percentage of total segment net sales	35%	26%
Percentage of total net sales	29%	20%
Percentage of total accounts receivable, net	27%	41%

Industrial segment
Pratt & Whitney, a division of United Technology Corporation	$527	$944
Percentage of total segment net sales	18%	26%
Percentage of total net sales	3%	6%
Percentage of accounts receivable, net	9%	2%

Accounts Receivable [Member]
Note 1 - Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	As of September 30, 2014	As of March 31, 2014
Percentage of total accounts receivable, net	11%	27%